COMMITMENTS AND CONTINGENCIES (Details) $ in Millions		12 Months Ended
	Feb. 04, 2022 item	Dec. 31, 2022 USD ($)
Columbia License Agreement
COMMITMENTS AND CONTINGENCIES
Number of times license agreement has been amended | item	5
Extension period		6 months
Aggregate amount obligated to pay on achieving specified development and regulatory approval milestones		$ 20.0
Aggregate amount obligated to pay on achieving on achieving a specified cumulative sales milestone		25.0
Payments made		1.0
Clinical Research Organization (CRO)
COMMITMENTS AND CONTINGENCIES
Remaining contractual costs expected to be incurred in future periods from clinical trials in STGD1		$ 19.1